UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56  Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-661-7022
Signature, Place and Date of Signing:

 James E. Buck, II   Greenwich, Connecticut   October 28, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     29995

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AT&T CANADA INC COM STK (CAD)  COMMON STOCK     00207Q202     1292    40300 SH       SOLE                  40300        0        0
D MAGNA INTL INC CAD C L-A COM N COMMON STOCK     559222401      259     4600 SH       SOLE                   4600        0        0
D MEDFORD BANCORP INC COM STK    COMMON STOCK     584131106     7375   211009 SH       SOLE                 211009        0        0
D MISSISSIPPI VY BANCSHARES INC  COMMON STOCK     605720101     3873    77742 SH       SOLE                  77742        0        0
D PENNZOIL-QUAKER STATE CO       COMMON STOCK     709323109    16370   745100 SH       SOLE                 745100        0        0
D SYMMETRICOM INC COM            COMMON STOCK     871543104      826   322770 SH       SOLE                 322770        0        0
S REPORT SUMMARY                  6 DATA RECORDS               29995        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED